NOTE 9 – WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
NOTE 9 - WARRANTS - Schedule of Warrant Summary
	Warrants Outstanding
		Weighted Average	Weighted Average Remaining
	Warrants	Exercise Price	Contractual life (in years)

Outstanding, December 31, 2022	23,112,575	$0.17	0.75
Granted	—	—	—
Increase in number of warrants by VWAP	5,262,465	0.14	—
Exercised	(2,941,177)	0.14	0.70
Forfeited/canceled	—	—	—
Outstanding, March 31, 2023	25,433,863	$0.14	0.50

	Warrants Outstanding
		Weighted Average	Weighted Average Remaining
	Warrants	Exercise Price	Contractual life (in years)

Outstanding, December 31, 2021	—	$—	—
Granted	4,800,000	2.00	1.49
Increase in number of warrants by VWAP	32,467,713	0.17	—
Exercised	(14,155,138)	0.18	0.97
Forfeited/canceled	—	—	—
Outstanding, December 31, 2022	23,112,575	$0.17	0.75